OPERATING LEASE	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Operating Lease
OPERATING LEASE

NOTE 13 - OPERATING LEASE

The Company entered into following lease agreements to lease its factory in Dali County, Shaanxi Province of China and its office spaces in Xi’an City, Shaanxi Province of China. The Company intend to continue these leases for the next three years.

On April 6, 2022, the Company entered into a three-years lease agreement with Xi’an Droplets Culture Ltd. to rent an office space of 1163 square meters at Xi’an City, PRC. The rental payment related to the lease were $135,612 and $135,080 for the six month ended March 31, 2024 and 2023.

Balance sheet information related to the operating lease is as follows:

	March 31, 2024	September 30, 2023
	(Unaudited)
Operating lease assets:
Operating lease right of use assets	199,679	312,067
Total operating lease assets	199,679	312,067

Operating lease obligations:
Current operating lease liabilities	202,552	227,297
Non-current operating lease liabilities	-	91,720
Total operating lease obligations	202,552	319,017

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 13 - OPERATING LEASE (continued)

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

March 31, 2024
Weighted-average remaining lease term	0.9

Weighted-average discount rate	4.75%

The following table summarizes the maturity of operating lease liabilities as of March 31, 2024:

12 months ending March 31,	US$
2025	206,661
2026	-
2027	-
Total lease payments	206,661
Less: imputed interest	(4,109)
Total lease liabilities	202,552

NOTE 13 - OPERATING LEASE

The Company entered into following lease agreements to lease its factory in Dali County, Shaanxi Province of China and its office spaces in Xi’an City, Shaanxi Province of China. The Company intend to continue these leases for the next three years.

On April 6, 2022, the Company entered into a three-years lease agreement with Xi’an Droplets Culture Ltd. to rent an office space of 1163 square meters at Xi’an City, PRC. The rental payment related to the lease were $97,351 for the years ended September 30, 2022.

Balance sheet information related to the operating lease is as follows:

	September 30, 2023	September 30, 2022

Operating lease assets:
Operating lease right of use assets	$312,067	$546,690
Total operating lease assets	312,067	546,690

Operating lease obligations:
Current operating lease liabilities	227,297	230,182
Non-current operating lease liabilities	91,720	327,202
Total operating lease obligations	$319,017	$557,384

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 13 - OPERATING LEASE (continued)

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

September 30, 2023
Weighted-average remaining lease term	1.4

Weighted-average discount rate	4.75%

The following table summarizes the maturity of operating lease liabilities as of September 30, 2023:

12 months ending March 31,	US$
2024	$236,512
2025	92,580
2026	-
Total lease payments	329,091
Less: imputed interest	(10,074)
Total lease liabilities	$319,017